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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April l, 2007 to September 30, 2007

Funds

Semi-Annual Report

September 30, 2007

ING Money Market Fund

Classes A, B, C, I, and O

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies, related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

It is impossible to discuss the current market climate without acknowledging the recent turmoil brought on by problems in the sub-prime mortgage market. Clearly the excesses in this sector of the market and other segments of collateralized debt have created challenges throughout credit markets worldwide.

Amidst the volatility, we at ING Funds remind our shareholders that the creditworthiness and quality of our funds’ holdings is the ultimate priority to us — whether those holdings are part of our money market funds, fixed income funds or equity funds. No one can say for sure how the recent turbulence will impact investment portfolios over the long-term. Market volatility is part of investing and we believe the best way to manage it is to build a well-balanced, fully-diversified portfolio, which aligns with your goals and risk tolerance.

ING Funds remains committed to developing and offering a diverse array of mutual funds designed to meet the goals of most investors. We urge you to work with your investment professional to make sure you are invested appropriately. Together, you can select the funds that will help you achieve your financial goals. We thank you for choosing ING Funds and look forward to continuing to serve you.

Sincerely,

Shaun P. Mathews

President

ING Funds

October 19, 2007

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any ING Fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2007

As our new fiscal year started, economic news had been dominated for months by the deteriorating housing market. In addition to the worries about rising inventories of unsold homes, declining prices, a negative wealth effect on demand and reduced construction activity there had been alarm in the sub-prime mortgage loan sector, where lax lending standards were sending foreclosure rates and default provisions soaring, and some lenders into bankruptcy. Furthermore, the huge volumes of securities backed by such loans were declining in value, if they could find a bid at all. Much of this exposure was held by hedge funds and structured investment vehicles, which financed their purchases with investors’ money and by issuing lower yielding short term commercial paper, a variant of the “carry trade”. If investors of either type lost confidence, the stricken securities would need to be sold at fire sale prices, unless a line of credit had been guaranteed by another financial institution, which would then effectively assume the risk. In June, investment bank Bear Stearns rescued two of its hedge funds in distress over holdings in mortgage bonds.

Yet even into July 2007, few observers believed that sub-prime mortgage problems might lead to recession, as other economic factors appeared robust.

But from mid-July, a series of shocks sent investors scurrying for cover. Federal Open Market Committee (“FOMC”) Chairman Bernanke himself had to acknowledge on July 18, 2007, the day that another set of woeful housing statistics was released, that the sub-prime mortgage situation had “significantly deteriorated.” Within weeks, a large mortgage lender, Countrywide, was reporting that the sub-prime default crisis had spread to other classes of mortgage loans and the securities derived from them. Worse, by month end American Home Mortgage, a lender not of sub-prime mortgages, but the supposedly safer “Alt-A” and adjustable rate loans, revealed that its creditors had initiated margin calls and that bankruptcy was a possibility. A week later it was fact.

Confirmation that the global asset backed commercial paper market was close to atrophy came on August 9, 2007, from an unlikely source when French bank BNP Paribas announced similar problems with its own U.S. mortgage-backed structured investment vehicles. Banks were by now reluctant to lend to each other because no-one could be sure where the exposure to tainted securities ultimately lay. Central banks responded by pouring billions into the inter-bank system. On August 17, 2007, the Federal Reserve Board cut the discount rate, the rate at which it will lend to banks, by 50 basis points (0.50%), with the accompanying statement silent on inflation risks. This and some of Chairman Bernanke’s other comments signaled a possible cut in the federal funds rate at the FOMC meeting scheduled for September 18, 2007, prompting some to wonder whether he was responding to economic deterioration or the now slumping stock markets.

The matter became academic on September 7, 2007, when a shockingly weak employment report showed the first decline in non-farm payrolls in four years. The federal funds rate reduction duly arrived on September 18, 2007, by an unexpectedly soothing 50 basis points (0.50%), along with another cut in the discount rate by the same amount. Markets in risk assets breathed a collective sigh of relief, although asset-backed commercial paper did not seem that much easier to sell than it did a few weeks earlier.

For the six-month period ended September 30, 2007, U.S. fixed income markets saw a pronounced steepening of the Treasury yield curve. The scene had been set near the end of March when the FOMC removed its tightening bias while still citing inflation as the predominant concern. The yield on the ten-year Treasury Note rose into the summer and reached a five-year high in June 2007, while the yield on the three-month Treasury Bill stayed fairly flat. But as confidence unraveled in late July 2007, Treasuries were preferred to other asset classes and, after a brief lag, short Treasuries to longer dated ones, so yields fell across the board, shorter more than longer. For the six-month period ended September 30, 2007, the yield on the ten-year Treasury Note fell 7 basis points (0.07%) to 4.58%, while the yield on the three-month Bill fell 119 basis points (1.19%) to 3.70%. During this time, the broad Lehman Brothers® Aggregate Bond Index(1) (“LBAB Index”) of investment grade bonds returned 2.31%. Not surprisingly given the risk aversion that took hold, the Lehman Brothers® High Yield Bond Index(2), consisting of corporate high yield bonds, returned just 0.56% for the six-month period ended September 30, 2007: in other words, income barely covered capital losses.

In currencies, the perception that European interest rates would rise relative to those in the U.S., along with the actual U.S. rate cut in September 2007, sent the euro to new highs against the dollar and the pound to its best level in over 25 years. The yen was initially dragged down by the “carry trade”, in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. But, these

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2007

were unwound in the flight from risk. For the six-month period ended September 30, 2007, the dollar fell 5.9% against the euro, 3.4% against the pound and 2.2% on the yen.

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index(3) (“S&P 500® Index”) gained 8.4% in the six-month period ended September 30, 2007, almost all of it before May 2007, as corporate earnings stood up well. A near 10% fall between mid-July and mid-August was mostly reclaimed by September 30, 2007.

International markets did not fare as well based on Morgan Stanley Capital International (“MSCI”) local currency indices, as central banks did not reduce local interest rates. During the period, the MSCI Japan® Index(4) lost 1.5% as deflation re-established itself and gross domestic product (“GDP”) contracted. For the six-month period ended September 30, 2007, the MSCI Europe ex UK® Index(5) and the MSCI UK® Index(6) markets rose 4.3% and 7.8%, respectively, as pre-crisis investors were encouraged by improved GDP growth and widespread, large-scale merger and acquisition activity.

(1)  The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(2)  The Lehman Brothers® High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

PORTFOLIO MANAGERS’ REPORT	ING MONEY MARKET FUND

ING Money Market Fund (the “Fund”) seeks to provide investors with a high level of current income, consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. The Fund is managed by David S. Yealy, Portfolio Manager of ING Investment Management Co. — the Sub-Adviser.

Portfolio Specifics: The markets for short-term money market securities remained virtually unchanged during April and May. Longer-term money market rates increased in June, despite inflation data that should have given the markets and the Federal Open Market Committee (“FOMC”) some comfort. The latter half of the six-month period was challenging for money market and short-term investors. What started as a sub-prime, hedge fund and collateralized debt obligation (“CDO”) problem widened to affect most mortgage markets, money market securities and even interbank overnight lending. Commercial paper rates and London Interbank Offered Rates (“LIBOR”) skyrocketed as there was a flight to quality as money market investors discounted the worst case scenario for their counterparties. Eventually the liquidity crisis verged on becoming a banking crisis.

In August, the Federal Reserve Board (the “Fed”) sought to calm overnight lending markets by flooding the banking system with cash and lowering the nearly forgotten discount rate 0.50%. The Fed made additional moves in August and early September to increase liquidity and improve investor confidence. When that failed to fully return the markets to normal, the FOMC practiced a little “shock and awe” by surprising most market observers with a 0.50% cut in the fed funds rate and the discount rate. Short-term liquidity and market confidence has improved steadily, albeit slowly, since the Fed took these steps.

During the first half of the period, the Fund took advantage of the swings in yields, buying securities in the six-month to thirteen-month maturity range when yields moved higher. The Fund was well positioned going into the liquidity crisis and we were able to take advantage of the market dislocation. The Fund had over 40% of its assets in floating-rate securities tied to LIBOR. These securities saw their rates increase as the coupons reset based on the high level of LIBOR rates during this market disruption.

The Fund maintained a weighted average maturity (“WAM”) in the 39–51 day range during the latter half of the period, ending at 50 days. This was above the average WAM of our competitors, as measured by iMoneyNet, who were shortening during this period.

Current Strategy and Outlook: We expect liquidity and the overall market for money market securities to improve slowly over the next few weeks and months. Additional moves by the Fed will be determined by the continued market stress on certain assets classes, interbank market liquidity; as well as by economic growth, the job market and inflation. The market is expecting the Fed to ease another 0.25% or more by year-end. We see a risk that the effect from the deteriorating housing market and, to a lesser extent, a slowing in the job market could spill over into the economy and we believe push us toward a recession. This, we believe, is not now fully priced into the market.

Our current strategy is to continue to take advantage of the high LIBOR rates by buying additional floating-rate securities of highly rated issuers and selectively adding duration by buying longer-term fixed rate securities.

While the Fund’s yield will fluctuate with changes in general market rates for the types of assets it holds, we do not expect the recent events with sub-prime and other synthetic structures like CDOs to directly affect the performance of our money market funds.

Principal Risk Factor(s): An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b–1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007. The Fund’s expenses are shown without the imposition of any charges. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2007*
Actual Fund Return
Class A	$1,000.00	$1,024.20	0.64%	$3.24
Class B	1,000.00	1,019.20	1.64	8.28
Class C	1,000.00	1,024.20	0.64	3.24
Class I	1,000.00	1,024.20	0.64	3.24
Class O	1,000.00	1,024.30	0.64	3.24
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,021.80	0.64%	$3.23
Class B	1,000.00	1,016.80	1.64	8.27
Class C	1,000.00	1,021.80	0.64	3.23
Class I	1,000.00	1,021.80	0.64	3.23
Class O	1,000.00	1,021.80	0.64	3.23

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS:
Short-term investments at amortized cost	$365,061,933
Cash	8,532
Receivables:
Fund shares sold	818,169
Dividends and interest	1,445,433
Prepaid expenses	41,312

Total assets	367,375,379

LIABILITIES:
Payable for fund shares redeemed	1,405,380
Income distribution payable	26,428
Payable to affiliates	149,841
Other accrued expenses and liabilities	122,088

Total liabilities	1,703,737

NET ASSETS	$365,671,642

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$365,768,576
Undistributed net investment income	5,045
Accumulated net realized loss on investments	(101,979)

NET ASSETS	$365,671,642

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

Class A:
Net assets	$272,226,810
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	272,293,763
Net asset value and redemption price per share	$1.00
Maximum offering price per share	$1.00

Class B:
Net assets	$3,780,034
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	3,781,387
Net asset value and redemption price per share(1)	$1.00
Maximum offering price per share	$1.00

Class C:
Net assets	$16,580,236
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	16,582,037
Net asset value and redemption price per share(1)	$1.00
Maximum offering price per share	$1.00

Class I:
Net assets	$58,340,639
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	58,370,278
Net asset value and redemption price per share	$1.00
Maximum offering price per share	$1.00

Class O:
Net assets	$14,743,923
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	14,743,603
Net asset value and redemption price per share	$1.00
Maximum offering price per share	$1.00

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
Interest	$9,397,950

Total investment income	9,397,950

EXPENSES:
Investment management fees	690,506
Distribution and service fees:
Class B	16,617
Class O	13,417
Transfer agent fees	79,150
Administrative fees	138,101
Shareholder reporting expense	83,789
Registration fees	43,712
Professional fees	17,622
Custody and accounting expense	26,170
Directors fees	8,916
Miscellaneous expense	9,285

Total expenses	1,127,285
Net waived and reimbursed fees	(13,417)

Net expenses	1,113,868

Net investment income	8,284,082

REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	3,539

Net increase in net assets resulting from operations	$8,287,621

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended September 30, 2007	Year Ended March 31, 2007
FROM OPERATIONS:
Net investment income	$8,284,082	$12,702,693
Net realized gain on investment	3,539	17,821
Reimbursement by affiliate for investment transaction losses	—	12,830

Net increase in net assets resulting from operations	8,287,621	12,733,344

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(6,310,178)	(9,275,238)
Class B	(63,740)	(118,469)
Class C	(205,939)	(257,853)
Class I	(1,444,903)	(3,011,429)
Class O	(258,565)	(40,215)

Total distributions	(8,283,325)	(12,703,204)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	308,602,924	487,138,758
Dividends reinvested	8,132,812	12,459,422

	316,735,736	499,598,180
Cost of shares redeemed	(265,908,730)	(404,607,183)

Net increase in net assets resulting from capital share transactions	50,827,006	94,990,997

Net increase in net assets	50,831,302	95,021,137

NET ASSETS:
Beginning of period	314,840,340	219,819,203

End of period	$365,671,642	$314,840,340

Undistributed net investment income at end of period	$5,045	$4,288

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended September 30, 2007		Year Ended March 31,
			2007		2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00		1.00		1.00		1.00
Income from investment operations:
Net investment income	$0.02		0.05		0.03		0.01		0.00	*	0.01
Net realized gain on investments	$0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*
Total from investment operations	$0.02		0.05		0.03		0.01		0.00	*	0.01
Less distributions from:
Net investment income	$0.02		0.05		0.03		0.01		0.00	*	0.01
Total distributions	$0.02		0.05		0.03		0.01		0.00	*	0.01
Net asset value, end of period	$1.00		1.00		1.00		1.00		1.00		1.00
Total Return(1)%	2.42		4.79	†	3.31	†	1.17	†	0.47	†	1.08
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$272,227		236,134		145,997		125,642		138,666		174,475
Ratios to average net assets:
Expenses(3)%	0.64		0.62		0.61		0.62		0.73		0.69
Net investment income(3)%	4.81		4.71		3.21		1.16		0.47		1.11

	Class B
	Six Months Ended September 30, 2007		Year Ended March 31,
			2007		2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00		1.00		1.00		1.00
Income from investment operations:
Net investment income	$0.02		0.04		0.02		0.01		0.00	*	0.00	*
Net realized gain on investments	$0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*
Total from investment operations	$0.02		0.04		0.02		0.01		0.00	*	0.00	*
Less distributions from:
Net investment income	$0.02		0.04		0.02		0.01		0.00	*	0.00	*
Total distributions	$0.02		0.04		0.02		0.01		0.00	*	0.00	*
Net asset value, end of period	$1.00		1.00		1.00		1.00		1.00		1.00
Total Return(1)%	1.92		3.77	†	2.29	†	0.53	†	0.17	†	0.22
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,780		2,884		2,884		3,766		4,007		6,063
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.64		1.62		1.61		1.62		1.73		1.70
Net expenses after expense reimbursement(2)(3)%	1.64		1.62		1.61		1.24		1.04		1.53
Net investment income after expense reimbursement(2)(3)%	3.84		3.72		2.14		0.52		0.17		0.19
(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(2)	ING Funds Distributor, LLC, voluntarily waived 0.38%, 0.69% and 0.17% of distribution and services fees on Class B during the years ended March 31, 2005, 2004, and 2003, respectively.
(3)	Annualized for periods less than one year.
*	Amount is less than $0.005.
†	There was no impact on total return by the reimbursement by affiliate for investment transaction losses.

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended September 30, 2007		Year Ended March 31,
			2007		2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00		1.00		1.00		1.00
Income from investment operations:
Net investment income	$0.02		0.05		0.03		0.01		0.00	*	0.01
Net realized gain on investments	$0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*
Total from investment operations	$0.02		0.05		0.03		0.01		0.00	*	0.01
Less distributions from:
Net investment income	$0.02		0.05		0.03		0.01		0.00	*	0.01
Total distributions	$0.02		0.05		0.03		0.01		0.00	*	0.01
Net asset value, end of period	$1.00		1.00		1.00		1.00		1.00		1.00
Total Return(1)%	2.42		4.81	†	3.30	†	1.17	†	0.47	†	1.08
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16,580		5,728		5,400		4,778		5,615		8,419
Ratios to average net assets:
Expenses(2)%	0.64		0.62		0.61		0.62		0.73		0.69
Net investment income(2)%	4.87		4.71		3.22		1.14		0.47		1.10

	Class I
	Six Months Ended September 30, 2007		Year Ended March 31,
			2007		2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00		1.00		1.00		1.00
Income from investment operations:
Net investment income	$0.02		0.05		0.03		0.01		0.00	*	0.01
Net realized gain on investments	$0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*
Total from investment operations	$0.02		0.05		0.03		0.01		0.00	*	0.01
Less distributions from:
Net investment income	$0.02		0.05		0.03		0.01		0.00	*	0.01
Total distributions	$0.02		0.05		0.03		0.01		0.00	*	0.01
Net asset value, end of period	$1.00		1.00		1.00		1.00		1.00		1.00
Total Return(1)%	2.42		4.80	†	3.31	†	1.17	†	0.47	††	1.08
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$58,341		64,202		65,539		71,495		90,938		145,142
Ratios to average net assets:
Expenses(2)%	0.64		0.62		0.61		0.62		0.73		0.69
Net investment income(2)%	4.80		4.69		3.17		1.13		0.47		1.12
(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(2)	Annualized for periods less than one year.
*	Amount is less than $0.005
†	There was no impact on total return by the reimbursement by affiliate for investment transaction losses.
††	Total return without the effect of reimbursement by affiliate for investment transaction losses would have been (0.53%) for Class I.

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period.

	Class O
	Six Months Ended September 30, 2007		November 15, 2006(1) to March 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00
Income from investment operations:
Net investment income	$0.02		0.02
Net realized gain on investments	$0.00	*	0.00	*
Total from investment operations	$0.02		0.02
Less distributions from:
Net investment income	$0.02		0.02
Total distributions	$0.02		0.02
Net asset value, end of period	$1.00		1.00
Total Return(2)%	2.43		1.79	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$14,744		5,892
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.89		0.87
Net expenses after expense waiver(3)(4)%	0.64		0.62
Net investment income after expense waiver(3)(4)%	4.82		4.77
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	During the periods ended September 30, 2007 and March 31, 2007, ING Funds Distributor, LLC, voluntarily waived the 0.25% service fee on Class O.
†	There was no impact on total return by the reimbursement of affiliate for investment transaction losses.
*	Amount is less than $0.005

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Series Fund, Inc. (the “Company”) was incorporated under the laws of Maryland on June 17, 1991 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company. There are fourteen separate series which comprise the Company. This report is for ING Money Market Fund (the “Fund”), a diversified series of the Company.

The Fund offers the following classes of shares: Class A, Class B, Class C, Class I, and Class O. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statement, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The Fund uses the amortized cost method to value its portfolio securities, which approximates market value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C.	Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Fund to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.

Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

H.	Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

G.	Illiquid and Restricted Securities. The Fund may not invest more than 10% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended, (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board of Directors (“Board”) or may be deemed to be illiquid because they may not be readily marketable.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Fund. The Investment Adviser serves pursuant to an amended investment management agreement (“Management Agreement”) between the Investment Adviser and the Company, on behalf of the Fund. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates:

0.400% of the first $500 million, 0.350% of the next $500 million, 0.340% of the next $1 billion, 0.330% of the next $1 billion and 0.300% in excess of $3 billion.

ING Investment Management Co. (“ING IM”), a Connecticut corporation, serves as the sub-adviser to the Fund. The Investment Adviser has entered into a sub-advisory agreement with ING IM. ING IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations, subject to oversight by the Investment Adviser and the Board.

Pursuant to an administration agreement, ING Funds Services, LLC (“IFS”) acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Funds Distributor, LLC (the “Distributor” or “IFD”) is the principal underwriter of the Fund. The Distributor, IFS, ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial service organizations in the world, and offers an array of banking, insurance and asset management services to both individual and institutional investors.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

Class B shares of the Fund have adopted an Amended and Restated Distribution and Shareholder Services Plan and Class O shares of the Fund has adopted an Amended and Restated Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is paid an annual fee at the rate of 1.00% and 0.25% of the value of average daily net assets by the Fund for expenses incurred in the distribution of Class B and Class O shares, respectively. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

The Distributor has contractually agreed to waive the service fee for Class O shares of the Fund through at least August 1, 2008.

The Distributor also receives the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A, Class B, and Class C shares. For the six months ended September 30, 2007, the

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 4 — DISTRIBUTION AND SERVICE FEES (continued)

Distributor did not retain any amounts in sales charges.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At September 30, 2007, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 3 and 4):

Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Distribution and Service Fees	Total
$121,975	$24,395	$3,471	$149,841

During the year ended March 31, 2007, ING Investments voluntarily reimbursed the Fund $12,830 for investment transaction losses which occurred in prior years.

At September 30, 2007, ING National Trust and ING Life Insurance and Annuity Company, indirect, wholly-owned subsidiaries of ING Groep, owned 45.97% and 15.27% of the Fund, respectively.

The Fund has adopted a Deferred Compensation Plan and a Retirement Policy (the “Plans”), which allow eligible non-affiliated directors as described in the Plans to defer the receipt of all or a portion of the directors fees payable. The deferred fees are invested in various funds advised by ING Investments, until distribution in accordance with the Plans.

NOTE 6 — OTHER ACCRUED EXPENSES AND LIABILITIES

At September 30, 2007, the Fund did not have any payables included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities.

NOTE 7 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (“Credit Agreement”) with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. The Fund will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. During the six months ended September 30, 2007 the Fund did not have any loans outstanding under the line of credit.

NOTE 8 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class A		Class B
	Six Months Ended September 30, 2007	Year Ended March 31, 2007	Six Months Ended September 30, 2007	Year Ended March 31, 2007
Number of Shares
Shares sold	265,408,195	445,070,453	2,863,288	2,947,928
Dividends reinvested	6,238,861	9,138,724	54,290	100,835
Shares redeemed	(235,557,005)	(364,084,111)	(2,021,486)	(3,049,428)

Net increase (decrease) in shares outstanding	36,090,051	90,125,066	896,092	(665)

$
Shares sold	$265,408,195	$445,070,453	$2,863,288	$2,947,928
Dividends reinvested	6,238,861	9,138,724	54,290	100,835
Shares redeemed	(235,557,005)	(364,084,111)	(2,021,486)	(3,049,428)

Net increase (decrease)	$36,090,051	$90,125,066	$896,092	$(665)

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class C		Class I
	Six Months Ended September 30, 2007	Year Ended March 31, 2007	Six Months Ended September 30, 2007	Year Ended March 31, 2007
Number of Shares
Shares sold	14,874,072	4,346,141	12,267,709	27,716,566
Dividends reinvested	188,270	252,791	1,403,254	2,928,553
Shares redeemed	(4,210,838)	(4,272,218)	(19,532,853)	(31,997,591)

Net increase (decrease) in shares outstanding	10,851,504	326,714	(5,861,890)	(1,352,472)

$
Shares sold	$14,874,072	$4,346,141	$12,267,709	$27,716,566
Dividends reinvested	188,270	252,791	1,403,254	2,928,553
Shares redeemed	(4,210,838)	(4,272,218)	(19,532,853)	(31,997,591)

Net increase (decrease)	$10,851,504	$326,714	$(5,861,890)	$(1,352,472)

	Class O
	Six Months Ended September 30, 2007	November 15, 2006(1) to March 31, 2007
Number of Shares
Shares sold	13,189,660	7,057,670
Dividends reinvested	248,137	38,519
Shares redeemed	(4,586,548)	(1,203,835)

Net increase in shares outstanding	8,851,249	5,892,354

$
Shares sold	$13,189,660	$7,057,670
Dividends reinvested	248,137	38,519
Shares redeemed	(4,586,548)	(1,203,835)

Net increase	$8,851,249	$5,892,354

(1)	Commencement of Operations

NOTE 9 — ILLIQUID SECURITIES

The Fund may invest up to 10% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board the following securities have been deemed to be illiquid.

Security	Principal Amount	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Goldman Sachs Group Inc., 5.121%, due 04/11/08	$5,000,000	04/12/07	$5,000,000	$5,000,000	1.4%

					1.4%

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

Dividends to shareholders from ordinary income were $8,283,325 for the six months ended September 30, 2007, and $12,703,204 for the year ended March 31, 2007.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2007 were:

Undistributed Ordinary Income	Capital Loss Carryforwards	Expiration Dates
$21,589	$(105,518)	2009

NOTE 11 — SUBSEQUENT EVENTS

Dividends. Subsequent to September 30, 2007, the Fund declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Class A	$0.0041	October 31, 2007	October 30, 2007
Class B	$0.0032	October 31, 2007	October 30, 2007
Class C	$0.0041	October 31, 2007	October 30, 2007
Class I	$0.0041	October 31, 2007	October 30, 2007
Class O	$0.0041	October 31, 2007	October 30, 2007

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For March year-end funds, the September 28, 2007 NAV and this semi-annual report are required to reflect the effects of FIN 48. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Fund has analyzed the tax positions of the Fund. Upon adoption of FIN 48, we identified no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of September 30, 2007, management of the Fund is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, ING Investments, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•

ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning their administration of the New Hampshire state employees deferred compensation plan.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

PORTFOLIO OF INVESTMENTS

AS OF SEPTEMBER 30, 2007 (UNAUDITED) ING MONEY MARKET FUND(1)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.5%
$2,000,000	@@, #, C	Cheyne High Grade ABS CDO Ltd., 5.390%, due 11/13/07	$2,000,000

		Total Collateralized Mortgage Obligations (Cost $2,000,000)	2,000,000

COMMERCIAL PAPER: 33.4%
9,000,000	@@, #	ASB Finance Ltd., 5.100%, due 01/25/08	8,946,342
5,000,000	#	Barton Capital Corp., 6.100%, due 10/05/07	4,996,611
7,000,000		Cafco LLC, 6.000%, due 10/12/07	6,918,456
14,000,000	#	Ciesco L.P., 5.900%, due 12/14/07	13,795,232
16,000,000		Concord Minutemen Capital Co. LLC, 5.285%, due 10/18/07	15,960,069
9,000,000		Crown Point Capital Co., 5.285%, due 10/18/07	8,977,539
3,750,000		Crown Point Capital Co., 6.000%, due 03/14/08	3,646,875
5,000,000	#	Edison Asset Securitization Corp., 6.000%, due 10/02/07	4,994,167
5,000,000	#	Jupiter Securitization Corp., 6.350%, due 10/10/07	4,992,063
2,000,000		Louis Dreyfus Corp., 6.000%, due 10/19/07	1,994,000
5,000,000		Louis Dreyfus Corp., 6.200%, due 10/04/07	4,997,417
12,500,000		Old Line Funding LLC, 6.000%, due 11/15/07	12,349,419
5,000,000		Park Avenue Receivables Corp., 6.050%, due 10/11/07	4,991,597
500,000		Societe Generale N.A, Inc., 5.250%, due 11/26/07	495,917
9,096,000		Thunder Bay Funding LLC, 6.050%, due 11/06/07	9,004,306
2,000,000	@@, #	Total Capital, 5.250%, due 11/23/07	1,984,542
700,000		UBS Finance, 5.400%, due 10/22/07	697,795
5,000,000	#	Variable Funding Capital, 5.900%, due 11/16/07	4,962,306
500,000		Westpac Banking Corp., 5.480%, due 11/02/07	497,563
2,000,000		Windmill Funding Corp., 6.220%, due 10/19/07	1,993,780
5,000,000		Yorktown Capital LLC, 5.600%, due 12/14/07	4,942,443

		Total Commercial Paper (Cost $122,138,439)	122,138,439

CORPORATE BONDS/NOTES: 61.9%
1,000,000	@@	Alliance & Leicester PLC, 5.435%, due 01/14/08	1,000,207
1,250,000		Allstate Life Global Funding II, 5.129%, due 08/27/08	1,250,106

Principal Amount			Value
$2,060,000	#	Allstate Life Global Funding II, 5.476%, due 06/20/08	$2,017,614
900,000		American Express, 5.130%, due 12/12/07	900,069
3,000,000	@@, #	American Express, 5.496%, due 08/20/08	3,000,046
3,250,000		American Express Bank FSB, 5.763%, due 10/16/08	3,243,078
1,620,000		American Express Centurion, 5.130%, due 03/10/08	1,620,209
1,000,000		American Express Centurion, 5.833%, due 11/16/07	1,000,123
5,084,000	#, C	American General Finance Corp., 5.374%, due 11/15/07	5,078,942
1,250,000		American General Finance Corp., 5.480%, due 01/18/08	1,250,527
8,250,000	#	American General Finance Corp., 5.803%, due 09/12/08	8,251,396
1,030,000	#	American Honda Finance Corp., 5.029%, due 07/14/08	1,023,441
1,000,000	#	American Honda Finance Corp., 5.186%, due 02/04/08	1,000,288
4,250,000	#	American Honda Finance Corp., 5.360%, due 03/11/08	4,228,857
600,000	@@, #	ANZ National Bank, 5.302%, due 05/16/08	596,271
1,500,000	@@, #	Banco Santander Totta, 5.763%, due 08/15/08	1,500,059
2,000,000	#	Bank of New York Mellon Corp., 5.189%, due 05/27/08	2,000,000
1,250,000		Bank One Corp., 5.384%, due 08/01/08	1,256,100
2,350,000		Bear Stearns Cos., Inc., 5.189%, due 08/28/08	2,350,000
2,500,000		Bear Stearns Cos., Inc., 5.225%, due 08/05/08	2,500,000
2,000,000		Bear Stearns Cos., Inc., 5.273%, due 07/02/08	1,956,502
1,000,000		Bear Stearns Cos., Inc., 5.465%, due 01/31/08	995,258
4,008,000		Bear Stearns Cos., Inc., 5.486%, due 02/08/08	4,009,952
1,050,000		Bear Stearns Cos., Inc., 5.510%, due 04/29/08	1,051,003
1,000,000		Bear Stearns Cos., Inc., 5.853%, due 01/15/08	1,000,343
2,800,000		Canadian Imperial Bank of Commerce, 4.860%, due 02/14/08	2,800,368
2,500,000		Citigroup Funding, Inc., 4.860%, due 03/14/08	2,500,467
4,000,000		Credit Suisse, 4.820%, due 03/14/08	3,999,923
1,500,000		Credit Suisse, 5.456%, due 06/01/08	1,510,018

PORTFOLIO OF INVESTMENTS

AS OF SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED) ING MONEY MARKET FUND(1)

Principal Amount			Value
$1,000,000		Credit Suisse, 5.731%, due 06/02/08	$1,000,846
1,500,000		Credit Suisse, 5.900%, due 03/27/08	1,505,065
3,200,000	@@, #	Danske Bank A/S, 5.466%, due 08/19/08	3,199,781
7,750,000	@@	Deutsche Bank, 5.598%, due 06/19/08	7,751,413
5,000,000	I	Goldman Sachs Group, Inc., 5.121%, due 04/11/08	5,000,000
3,700,000	#	Goldman Sachs Group, Inc., 5.823%, due 09/12/08	3,700,631
1,400,000	@@, #	HBOS Treasury Services PLC, 5.198%, due 10/31/08	1,400,000
5,700,000	@@, #	HBOS Treasury Services PLC, 5.280%, due 06/24/08	5,700,000
1,700,000		HSBC Finance Corp., 5.312%, due 01/15/08	1,696,738
2,858,000		HSBC Finance Corp., 5.312%, due 06/17/08	2,878,211
1,400,000		HSBC Finance Corp., 5.368%, due 03/11/08	1,392,512
3,685,000		HSBC Finance Corp., 5.383%, due 02/15/08	3,688,085
1,500,000		HSBC Finance Corp., 5.500%, due 05/09/08	1,498,844
700,000		Lehman Brothers Holdings, Inc., 5.260%, due 04/02/08	699,750
750,000		Lehman Brothers Holdings, Inc., 5.448%, due 08/07/08	738,101
1,800,000		Lehman Brothers Holdings, Inc., 5.536%, due 05/29/08	1,800,457
2,075,000		Lehman Brothers Holdings, Inc., 5.930%, due 02/01/08	2,083,649
1,500,000	#	MBIA Global Funding, LLC, 4.815%, due 03/14/08	1,500,000
6,000,000	#	MBIA Global Funding, LLC, 4.850%, due 11/28/07	6,000,231
4,500,000	#	MBIA Global Funding, LLC, 4.870%, due 02/15/08	4,500,642
2,000,000	#	MBIA Global Funding, LLC, 5.186%, due 01/11/08	2,000,497
1,068,000		Merrill Lynch & Co., Inc., 5.294%, due 11/15/07	1,066,345
1,500,000		Merrill Lynch & Co., Inc., 5.323%, due 04/21/08	1,486,701
6,250,000		Merrill Lynch & Co., Inc., 5.340%, due 08/22/08	6,250,000
1,500,000		Merrill Lynch & Co., Inc., 5.400%, due 10/23/08	1,496,159
1,600,000		Merrill Lynch & Co., Inc., 5.485%, due 10/19/07	1,600,098
4,000,000		Morgan Stanley, 5.206%, due 09/03/08	4,002,644

Principal Amount			Value
$2,000,000		Morgan Stanley, 5.246%, due 09/03/08	$2,000,921
2,000,000		Morgan Stanley, 5.390%, due 04/25/08	2,000,556
1,500,000		Morgan Stanley, 5.485%, due 01/18/08	1,500,675
4,000,000		Morgan Stanley, 5.770%, due 03/07/08	4,001,334
1,500,000		Morgan Stanley, 5.975%, due 05/14/08	1,503,648
3,000,000		Natixis SA, 4.810%, due 12/05/07	2,999,896
6,750,000		Royal Bank of Canada, 4.380%, due 01/22/08	6,748,684
3,000,000		Royal Bank of Canada, 4.805%, due 04/02/08	2,999,804
3,500,000	@@, #	Royal Bank of Scotland, 5.159%, due 08/20/08	3,500,767
5,000,000	@@, #	Royal Bank of Scotland, 5.238%, due 12/21/07	5,000,215
2,500,000	@@, #	Santander US Debt SA, 5.298%, due 09/19/08	2,496,183
8,000,000	@@, #	Santander US Debt SA, 5.370%, due 02/06/08	8,000,809
500,000		Societe Generale, 5.078%, due 06/30/08	499,734
1,000,000		Suntrust Bank, 5.450%, due 06/01/08	1,005,088
3,500,000		Suntrust Bank, 5.704%, due 06/12/08	3,499,307
6,000,000		Toyota Motor Credit Corp., 4.350%, due 03/17/08	599,779
900,000		Toyota Motor Credit Corp., 4.350%, due 03/24/08	899,649
7,500,000		Toyota Motor Credit Corp., 4.840%, due 06/16/08	7,501,248
2,250,000		Toyota Motor Credit Corp., 5.470%, due 10/12/07	2,249,944
3,500,000	@@, C	UBS AG, 5.437%, due 11/28/07	3,499,736
6,500,000		US Bank, 5.390%, due 10/01/07	6,500,000
983,000		Wal-Mart Stores, Inc., 5.160%, due 10/01/08	966,099
5,200,000		Washington Mutual Bank, 5.390%, due 04/18/08	5,196,403
5,000,000		Washington Mutual Bank, 5.570%, due 11/16/07	5,000,281
500,000		Wells Fargo & Co., 5.275%, due 08/15/08	494,614
3,500,000	#	Wells Fargo & Co., 5.833%, due 09/12/08	3,501,553
1,600,000		Westpac Banking Corp., 5.785%, due 07/11/08	1,600,000

		Total Corporate Bonds/Notes (Cost $226,295,494)	226,295,494

PORTFOLIO OF INVESTMENTS

AS OF SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED) ING MONEY MARKET FUND(1)

Principal Amount			Value
REPURCHASE AGREEMENTS: 4.0%
$14,628,000	Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $14,633,973 to be received upon repurchase (Collateralized by $15,014,000 various U.S. Government Agency Obligations, 4.625% - 5.080%, market value plus accrued interest $14,921,017, due 06/16/10 - 06/26/18).		$14,628,000

	Total Repurchase Agreements (Cost $14,628,000)		14,628,000

	Total Investments in Securities
	(Cost $365,061,933)*	99.8%	$365,061,933
	Other Assets and Liabilities-Net	0.2	609,709

	Net Assets	100.0%	$365,671,642

(1)	All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
ABS	Asset-Backed Securities
CDO	Collateralized Debt Obligations
@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A or Section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date
I	Illiquid security
*	Cost for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund’s prospectus. Investors may obtain a copy of a prospectus of any ING fund by calling (800) 992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds

ING Balanced Fund

ING Growth and Income Fund

ING Real Estate Fund

Domestic Equity Growth Funds

ING 130/30 Fundamental Research Fund

ING Disciplined LargeCap Fund

ING Fundamental Research Fund

ING Growth Fund

ING LargeCap Growth Fund

ING MidCap Opportunities Fund

ING Opportunistic LargeCap Fund

ING Small Company Fund

ING SmallCap Opportunities Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund

ING LargeCap Value Fund

ING MagnaCap Fund

ING SmallCap Value Choice Fund

ING Value Choice Fund

Fixed-Income Funds

ING GNMA Income Fund

ING High Yield Bond Fund

ING Intermediate Bond Fund

ING National Tax-Exempt Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund

ING Global Natural Resources Fund

ING Global Real Estate Fund

ING Global Science and Technology Fund

ING Global Value Choice Fund

International Equity Funds

ING Disciplined International SmallCap Fund

ING Emerging Countries Fund

ING Foreign Fund

ING Greater China Fund

ING Index Plus International Equity Fund

ING International Capital Appreciation Fund

ING International Equity Fund

ING International Equity Dividend Fund

ING International Growth Opportunities Fund

ING International Real Estate Fund

ING International SmallCap Fund

ING International Value Fund

ING International Value Choice Fund

ING Russia Fund

Global and International Fixed-Income Funds

ING Emerging Markets Fixed Income Fund

ING Global Bond Fund

International Fund-of-Funds

ING Diversified International Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds*

ING Classic Money Market Fund

ING Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Conservative Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Moderate Fund

*	An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.

330 West 9th Street

Kansas City, Missouri 64105

Custodian

The Bank of New York Mellon Corporation

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachussetts 02109

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRSAR-AFIABCIO             (0907-112107)

SEMI-ANNUAL  REPORT

SEPTEMBER    30, 2007

BROKERAGE CASH RESERVES

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available; (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

It is impossible to discuss the current market climate without acknowledging the recent turmoil brought on by problems in the sub-prime mortgage market. Clearly the excesses in this sector of the market and other segments of collateralized debt have created challenges throughout credit markets worldwide.

Amidst the volatility, we at ING Funds remind our shareholders that the creditworthiness and quality of our funds’ holdings is the ultimate priority to us — whether those holdings are part of our money market funds, fixed income funds or equity funds. No one can say for sure how the recent turbulence will impact investment portfolios over the long-term. Market volatility is part of investing and we believe the best way to manage it is to build a well-balanced, fully-diversified portfolio, which aligns with your goals and risk tolerance.

ING Funds remains committed to developing and offering a diverse array of mutual funds designed to meet the goals of most investors. We urge you to work with your investment professional to make sure you are invested appropriately. Together, you can select the funds that will help you achieve your financial goals. We thank you for choosing ING Funds and look forward to continuing to serve you.

Sincerely,

Shaun P. Mathews

President

ING Funds

October 19, 2007

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any ING Fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2007

As our new fiscal year started, economic news had been dominated for months by the deteriorating housing market. In addition to the worries about rising inventories of unsold homes, declining prices, a negative wealth effect on demand and reduced construction activity there had been alarm in the sub-prime mortgage loan sector, where lax lending standards were sending foreclosure rates and default provisions soaring, and some lenders into bankruptcy. Furthermore, the huge volumes of securities backed by such loans were declining in value, if they could find a bid at all. Much of this exposure was held by hedge funds and structured investment vehicles, which financed their purchases with investors’ money and by issuing lower yielding short term commercial paper, a variant of the “carry trade”. If investors of either type lost confidence, the stricken securities would need to be sold at fire sale prices, unless a line of credit had been guaranteed by another financial institution, which would then effectively assume the risk. In June, investment bank Bear Stearns rescued two of its hedge funds in distress over holdings in mortgage bonds.

Yet even into July 2007, few observers believed that sub-prime mortgage problems might lead to recession, as other economic factors appeared robust.

But from mid-July, a series of shocks sent investors scurrying for cover. Federal Open Market Committee (“FOMC”) Chairman Bernanke himself had to acknowledge on July 18, 2007, the day that another set of woeful housing statistics was released, that the sub-prime mortgage situation had “significantly deteriorated.” Within weeks, a large mortgage lender, Countrywide, was reporting that the sub-prime default crisis had spread to other classes of mortgage loans and the securities derived from them. Worse, by month end American Home Mortgage, a lender not of sub-prime mortgages, but the supposedly safer “Alt-A” and adjustable rate loans, revealed that its creditors had initiated margin calls and that bankruptcy was a possibility. A week later it was fact.

Confirmation that the global asset backed commercial paper market was close to atrophy came on August 9, 2007, from an unlikely source when French bank BNP Paribas announced similar problems with its own U.S. mortgage-backed structured investment vehicles. Banks were by now reluctant to lend to each other because no-one could be sure where the exposure to tainted securities ultimately lay. Central banks responded by pouring billions into the inter-bank system. On August 17, 2007, the Federal Reserve Board cut the discount rate, the rate at which it will lend to banks, by 50 basis points (0.50%), with the accompanying statement silent on inflation risks. This and some of Chairman Bernanke’s other comments signaled a possible cut in the federal funds rate at the FOMC meeting scheduled for September 18, 2007, prompting some to wonder whether he was responding to economic deterioration or the now slumping stock markets.

The matter became academic on September 7, 2007, when a shockingly weak employment report showed the first decline in non-farm payrolls in four years. The federal funds rate reduction duly arrived on September 18, 2007, by an unexpectedly soothing 50 basis points (0.50%), along with another cut in the discount rate by the same amount. Markets in risk assets breathed a collective sigh of relief, although asset-backed commercial paper did not seem that much easier to sell than it did a few weeks earlier.

For the six-month period ended September 30, 2007, U.S. fixed income markets saw a pronounced steepening of the Treasury yield curve. The scene had been set near the end of March when the FOMC removed its tightening bias while still citing inflation as the predominant concern. The yield on the ten-year Treasury Note rose into the summer and reached a five-year high in June 2007, while the yield on the three-month Treasury Bill stayed fairly flat. But as confidence unraveled in late July 2007, Treasuries were preferred to other asset classes and, after a brief lag, short Treasuries to longer dated ones, so yields fell across the board, shorter more than longer. For the six-month period ended September 30, 2007, the yield on the ten-year Treasury Note fell 7 basis points (0.07%) to 4.58%, while the yield on the three-month Bill fell 119 basis points (1.19%) to 3.70%. During this time, the broad Lehman Brothers® Aggregate Bond Index(1) (“LBAB Index”) of investment grade bonds returned 2.31%. Not surprisingly given the risk aversion that took hold, the Lehman Brothers® High Yield Bond Index(2), consisting of corporate high yield bonds, returned just 0.56% for the six-month period ended September 30, 2007: in other words, income barely covered capital losses.

In currencies, the perception that European interest rates would rise relative to those in the U.S., along with the actual U.S. rate cut in September 2007, sent the euro to new highs against the dollar and the pound to its best level in over 25 years. The yen was initially dragged down by the “carry trade”, in which speculators borrow in yen at low interest and buy

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2007

higher yielding securities in other currencies. But, these were unwound in the flight from risk. For the six-month period ended September 30, 2007, the dollar fell 5.9% against the euro, 3.4% against the pound and 2.2% on the yen.

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index(3) (“S&P 500® Index”) gained 8.4% in the six-month period ended September 30, 2007, almost all of it before May 2007, as corporate earnings stood up well. A near 10% fall between mid-July and mid-August was mostly reclaimed by September 30, 2007.

International markets did not fare as well based on Morgan Stanley Capital International (“MSCI”) local currency indices, as central banks did not reduce local interest rates. During the period, the MSCI Japan® Index(4) lost 1.5% as deflation re-established itself and gross domestic product (“GDP”) contracted. For the six-month period ended September 30, 2007, the MSCI Europe ex UK® Index(5) and the MSCI UK® Index(6) markets rose 4.3% and 7.8%, respectively, as pre-crisis, investors were encouraged by improved GDP growth and widespread, large-scale merger and acquisition activity.

(1)  The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(2)  The Lehman Brothers® High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

BROKERAGE CASH RESERVES	PORTFOLIO MANAGERS’ REPORT

Brokerage Cash Reserves (the “Fund”) seeks to provide investors with a high current return, consistent with the preservation of capital and liquidity, through investment in high-quality money market instruments. The Fund is managed by David S. Yealy, Portfolio Manager of ING Investment Management Co. - the Sub-Adviser.

Portfolio Specifics: The markets for short-term money market securities remained virtually unchanged during April and May. Longer-term money market rates increased in June, despite inflation data that should have given the markets and the Federal Open Market Committee (“FOMC”) some comfort. The latter half of the six-month period was challenging for money market and short-term investors. What started as a sub-prime, hedge fund and collateralized debt obligation (“CDO”) problem widened to affect most mortgage markets, money market securities and even interbank overnight lending. Commercial paper rates and London Interbank Offered Rates (“LIBOR”) skyrocketed as there was a flight to quality as money market investors discounted the worst case scenario for their counterparties. Eventually the liquidity crisis verged on becoming a banking crisis.

In August, the Federal Reserve Board (the “Fed”) sought to calm overnight lending markets by flooding the banking system with cash and lowering the nearly forgotten discount rate 0.50%. The Fed made additional moves in August and early September to increase liquidity and improve investor confidence. When that failed to fully return the markets to normal, the FOMC practiced a little “shock and awe” by surprising most market observers with a 0.50% cut in the fed funds rate and the discount rate. Short-term liquidity and market confidence has improved steadily, albeit slowly, since the Fed took these steps.

During the first half of the period, the Fund took advantage of the swings in yields, buying securities in the six-month to thirteen-month maturity range when yields moved higher. The Fund was well positioned going into the liquidity crisis and we were able to take advantage of the market dislocation. The Fund had over 40% of its assets in floating-rate securities tied to LIBOR. These securities saw their rates increase as the coupons reset based on the high level of LIBOR rates during this market disruption.

The Fund maintained a weighted average maturity (“WAM”) in the 39-50 day range, ending the period at 49 days. This was above the average WAM of our competitors, as measured by iMoneyNet, who were shortening during this period.

Current Strategy and Outlook: We expect liquidity and the overall market for money market securities to improve slowly over the next few weeks and months. Additional moves by the Fed will be determined by the continued market stress on certain assets classes, interbank market liquidity; as well as by economic growth, the job market and inflation. The market is expecting the Fed to ease another 0.25% or more by year-end. We see a risk that the effect from the deteriorating housing market and, to a lesser extent, a slowing in the job market could spill over into the economy and we believe push us toward a recession. This, we believe, is not now fully priced into the market.

Our current strategy is to continue to take advantage of the high LIBOR rates by buying additional floating-rate securities of highly rated issuers and selectively adding duration by buying longer-term fixed rate securities.

While the Fund’s yield will fluctuate with changes in general market rates for the types of assets it holds, we do not expect the recent events with sub-prime and other synthetic structures like CDOs to directly affect the performance of our money market funds.

Principal Risk Factor(s): An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

4

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007. The Fund’s expenses are shown without the imposition of any charges. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2007*
Actual Fund Return	$1,000.00	$1,022.50	0.95%	$4.80
Hypothetical (5% Return Before Expenses)	1,000.00	1,020.25	0.95%	4.80

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.95%; multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

5

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS:
Short-term investments at amortized cost	$388,969,105
Cash	7,024
Receivables:
Fund shares sold	5,124
Dividends and interest	1,613,622
Prepaid expenses	13,808
Reimbursement due from manager	45,259

Total assets	390,653,942

LIABILITIES:
Payable for fund shares redeemed	60,919
Payable to affiliates	295,321
Payable for directors fees	1,686
Other accrued expenses and liabilities	36,490

Total liabilities	394,416

NET ASSETS (equivalent to $1.00 per share on 390,429,305 shares outstanding)	$390,259,526

NET ASSETS WERE COMPRISED OF:
Paid-in capital — shares of beneficial interest at $0.001 par value (1 billion shares authorized)	$390,427,374
Undistributed net investment income	828
Accumulated net realized loss on investments	(168,676)

NET ASSETS	$390,259,526

See Accompanying Notes to Financial Statements

6

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
Interest	$10,010,424

Total investment income	10,010,424

EXPENSES:
Investment management fees	367,920
Distribution and service fees	1,195,808
Transfer agent fees	92,534
Administrative fees	147,177
Shareholder reporting expense	43,575
Registration fees	12,463
Professional fees	18,852
Custody and accounting expense	24,399
Directors fees	10,065
Miscellaneous expense	7,955

Total expenses	1,920,748
Net waived and reimbursed fees	(164,550)

Net expenses	1,756,198

Net investment income	8,254,226

REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	2,283

Net Increase in net assets resulting from operations	$8,256,509

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended September 30, 2007	Year Ended March 31, 2007
FROM OPERATIONS:

Net investment income	$8,254,226	$14,827,273

Net realized gain on investments	2,283	108,933

Net increase in net assets resulting from operations	8,256,509	14,936,206

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(8,254,226)	(14,827,243)

Total distributions	(8,254,226)	(14,827,243)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	151,274,797	280,549,845
Dividends reinvested	8,254,226	14,827,243

	159,529,023	295,377,088
Cost of shares redeemed	(124,659,897)	(262,175,123)

Net increase in net assets resulting from capital share transactions	34,869,126	33,201,965

Net increase in net assets	34,871,409	33,310,928

NET ASSETS:
Beginning of period	355,388,117	322,077,189

End of period	$390,259,526	$355,388,117

Undistributed net investment income at end of period	$828	$828

See Accompanying Notes to Financial Statements

8

BROKERAGE CASH RESERVES (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended September 30, 2007		Year Ended March 31,
			2007		2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00		1.00		1.00		1.00
Income (loss) from investment operations:
Net investment income	$0.02		0.04		0.03		0.01		0.00	*	0.01
Net realized gain (loss) on investments	$0.00	*	0.00	*	0.00	*	(0.00	)*	(0.00	)*	0.00	*
Total from investment operations	$0.02		0.04		0.03		0.01		0.00	*	0.01
Less distributions from:
Net investment income	$0.02		0.04		0.03		0.01		0.00	*	0.01
Total distributions	$0.02		0.04		0.03		0.01		0.00	*	0.01
Net asset value, end of period	$1.00		1.00		1.00		1.00		1.00		1.00
Total Return(1)%	2.25		4.44	†	2.89	†	0.84	†	0.25	†	0.82
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$390,260		355,388		322,077		309,961		309,864		374,352
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.04		1.04		1.05		1.04		1.06		1.06
Net expenses after expense reimbursement(2)(3)%	0.95		0.95		0.95		0.95		0.95		0.95
Net investment income after expense reimbursement(2)(3)%	4.49		4.36		2.85		0.84		0.25		0.82
(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(2)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible recoupment by the Investment Adviser within three years of being incurred.

(3)	Annualized for periods less than one year.
*	Amount is less than $0.005 or more than ($0.005).
†	There was no impact on total return by the reimbursement by affiliate for investment transaction losses.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Series Fund, Inc. (the “Company”) was incorporated under the laws of Maryland on June 17, 1991 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company. There are fourteen separate series which comprise the Company. This report is for Brokerage Cash Reserves (the “Fund”), a diversified series of the Company.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The Fund uses the amortized cost method to value its portfolio securities, which approximates market value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of a security.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C.	Distributions to Shareholders. A distribution from net income of the Fund is declared each business day at 2:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder’s account at the close of business. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs. Capital gains distributions, if any, are paid on an annual basis in December. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Fund to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.

Illiquid and Restricted Securities. The Fund may not invest more than 10% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may also invest in restricted

10

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities which include those sold under Rule 144A of the Securities Act of 1933, as amended, (“1933 Act”) or are securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be deemed to be illiquid because they may not be readily marketable or may be considered liquid pursuant to procedures adopted by the Board of Directors (“Board”).

H.	Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Fund. The Investment Adviser serves pursuant to an amended investment management agreement (“Management Agreement”) between the Investment Adviser and the Company, on behalf of the Fund. The Management Agreement compensates the Investment Adviser with a fee based on the Fund’s average daily net assets at the following rates: 0.20% for the first $1 billion, 0.19% of the next $2 billion and 0.18% in excess of $3 billion. ING Investment Management Co. (“ING IM”), a Connecticut corporation, serves as the sub-adviser to the Fund. The Investment Adviser has entered into a sub-advisory agreement with ING IM. ING IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations, subject to oversight by the Investment Adviser and the Board.

Pursuant to an administration agreement, ING Funds Services, LLC (“IFS”) acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Funds Distributor, LLC (the “Distributor” or “IFD”) is the principal underwriter of the Fund. The Distributor, IFS, ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial service organizations in the world, and offers an array of banking, insurance and asset management services to both individual and institutional investors.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

The Fund has adopted an Amended and Restated Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, the Fund pays the Distributor a Distribution and Service Fee of 0.65% of the average daily net assets of the Fund.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At September 30, 2007, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 3 and 4):

Accrued Management Fees	Accrued Administrative Fees	Accrued Shareholder Services and Distribution Fees	Total
$63,510	$25,404	$206,407	$295,321

During the year ended March 31, 2007, ING Investments voluntarily reimbursed the Fund $73,000 for investment transaction losses which occurred in prior years.

The Company has adopted a Deferred Compensation Plan and a Retirement Policy (the “Plans”), which allow suggestion eligible non-affiliated directors as described in the Plans to defer the receipt of all or a portion of the directors fees payable. The deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Plans.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses (“Expense Limitation Agreement”), excluding interest,

11

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 6 — EXPENSE LIMITATIONS (continued)

taxes, brokerage and extraordinary expenses to 0.95% of the Fund’s average daily net assets. The Investment Adviser may at a later date recoup from the Fund for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Fund. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities. Actual expense ratios are included in the Financial Highlights. As of September 30, 2007, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

September 30,
2008	2009	2010	Total
$268,622	$319,292	$326,397	$914,311

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments or the Company provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term or upon termination of the Management Agreement.

NOTE 7 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (“Credit Agreement”) with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. The Fund will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. During the six months ended September 30, 2007 the Fund did not have any loans outstanding under the line of credit.

NOTE 8 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Six Months Ended September 30, 2007	Year Ended March 31, 2007
Number of Shares
Shares sold	151,274,797	280,549,845
Dividends reinvested	8,254,226	14,827,243
Shares redeemed	(124,659,897)	(262,175,123)

Net increase in shares outstanding	34,869,126	33,201,965

$
Shares sold	$151,274,797	$280,549,845
Dividends reinvested	8,254,226	14,827,243
Shares redeemed	(124,659,897)	(262,175,123)

Net increase	$34,869,126	$33,201,965

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends to shareholders from ordinary income were $8,254,226 for the six months ended September 30, 2007, and $14,827,243 for the year ended March 31, 2007.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2007 were:

Undistributed Ordinary Income	Capital Loss Carryforwards	Expiration Dates
$828	$(170,959)	2009

12

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES

The Fund may invest up to 10% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

Security	Principal Amount	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Goldman Sachs Group Inc., 5.121%, due 04/11/08	$5,000,000	04/12/07	$5,000,000	$5,000,000	1.3%

					1.3%

NOTE 11 — SUBSEQUENT EVENT

Dividends. Subsequent to September 30, 2007, the Fund declared dividends from net investment income of:

Per Share Amount	Payable Date	Record Date
$0.0038	October 31, 2007	October 30, 2007

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For March year-end funds, the September 28, 2007 NAV and this semi-annual report are required to reflect the effects of FIN 48. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Fund has analyzed the tax positions of the Fund. Upon adoption of FIN 48, we identified no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of September 30, 2007, management of the Fund is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

As discussed in earlier supplements previously filed with the SEC, ING Investments, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V.,

13

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•

ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning their administration of the New Hampshire state employees deferred compensation plan.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

14

PORTFOLIO OF INVESTMENTS

BROKERAGE CASH RESERVES(1)	AS OF SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 0.6%
$2,500,000		Canadian Imperial Bank of Commerce, 5.500%, due 10/26/07	$2,499,381

		Total Certificates of Deposit (Cost $2,499,381)	2,499,381

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.7%
2,750,000	@@, #, C	Cheyne High Grade ABS CDO Ltd., 5.390%, due 11/13/07	2,750,000

		Total Collateralized Mortgage Obligations (Cost $2,750,000)	2,750,000

COMMERCIAL PAPER: 32.5%
10,000,000	@@, #	ASB Finance Ltd., 5.100%, due 01/25/08	9,933,264
5,000,000		Barton Capital Corp., 6.100%, due 10/05/07	4,996,611
8,850,000	#	Cafco, LLC, 6.000%, due 10/12/07	8,787,467
14,000,000	#	Ciesco LP, 5.900%, due 12/14/07	13,795,232
11,000,000		Concord Minutemen Capital Co., 5.285%, due 10/18/07	10,972,547
5,000,000		Concord Minutemen Capital Co., 6.350%, due 10/02/07	4,999,118
7,000,000		Crown Point Capital Co., 5.285%, due 10/18/07	6,982,530
4,680,000		Crown Point Capital Co., 6.000%, due 03/14/08	4,570,055
5,366,000	#	Edison Asset Securitization Corp., 5.450%, due 11/05/07	5,347,963
5,000,000	#	Jupiter Securitization Corp., 6.350%, due 10/10/07	4,992,063
3,000,000		Louis Dreyfus Corp. - Series B, 6.200%, due 10/04/07	2,998,450
11,000,000		Old Line Funding, LLC, 6.000%, due 11/15/07	10,865,826
5,000,000		Park Avenue Receivables Corp., 6.050%, due 10/11/07	4,991,597
1,050,000		Societe Generale N.A., Inc., 5.210%, due 11/26/07	1,046,377
8,250,000		Thunder Bay Funding, LLC, 6.050%, due 11/06/07	8,164,796
4,600,000	@@, #	Total Capital, 5.250%, due 11/23/07	4,564,446
5,000,000		Variable Funding Capital Corp., 5.900%, due 11/16/07	4,962,306
4,000,000		Windmill Funding, 6.220%, due 10/19/07	3,987,560
10,000,000	#	Yorktown Capital, LLC, 6.050%, due 12/14/07	9,942,444

		Total Commercial Paper (Cost $126,900,652)	126,900,652

Principal Amount			Value
CORPORATE NOTES: 61.7%
$1,000,000	@@	Alliance & Leicester PLC, 5.435%, due 01/14/08	$1,000,207
1,500,000		Allstate Life Global Funding II, 5.129%, due 08/27/08	1,500,127
2,100,000	#	Allstate Life Global Funding II, 5.476%, due 06/20/08	2,056,790
2,066,000		American Express, 5.471%, due 11/20/07	2,061,117
3,300,000		American Express Bank FSB, 5.763%, due 10/16/08	3,292,975
3,000,000		American Express Centurion, 5.496%, due 08/20/08	3,000,046
5,000,000		American Express Centurion, 5.743%, due 11/15/07	5,000,059
1,200,000		American Express Centurion, 5.833%, due 11/16/07	1,200,148
1,000,000		American Express Credit Corp., 5.130%, due 12/12/07	1,000,077
5,420,000		American General Finance Corp., 5.292%, due 11/15/07	5,414,815
900,000		American General Finance Corp., 5.480%, due 01/18/08	900,379
4,600,000	#	American General Finance Corp., 5.803%, due 09/12/08	4,599,980
1,150,000	#	American Honda Finance Corp., 5.186%, due 02/04/08	1,150,331
4,518,000	#	American Honda Finance Corp., 5.351%, due 03/11/08	4,495,709
1,000,000	C	American International Group, 5.530%, due 05/15/08	983,943
700,000	@@, #	ANZ National Bank, 5.302%, due 05/16/08	695,650
1,800,000	@@, #	Banco Santander Totta LN, 5.763%, due 08/15/08	1,800,071
2,500,000		Bank of America NA, 4.815%, due 12/04/07	2,499,960
2,000,000	#	Bank of New York Mellon Corp., 5.189%, due 05/27/08	2,000,000
1,250,000		Bank One Corp., 5.384%, due 08/01/08	1,256,100
3,325,000		Bear Stearns Cos., Inc., 5.189%, due 08/28/08	3,325,000
3,400,000		Bear Stearns Cos., Inc., 5.225%, due 08/05/08	3,400,000
2,115,000		Bear Stearns Cos., Inc., 5.273%, due 07/02/08	2,069,001
508,000		Bear Stearns Cos., Inc., 5.289%, due 12/15/07	509,466
2,261,000		Bear Stearns Cos., Inc., 5.465%, due 01/31/08	2,248,379
1,000,000		Bear Stearns Cos., Inc., 5.510%, due 04/29/08	1,000,956

15

PORTFOLIO OF INVESTMENTS

BROKERAGE CASH RESERVES(1)	AS OF SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
$1,000,000		Bear Stearns Cos., Inc., 5.853%, due 01/15/08	$1,000,343
3,200,000		Canadian Imperial Bank, 4.860%, due 02/14/08	3,200,420
3,000,000		Citigroup Funding, Inc., 4.860%, due 03/14/08	3,000,560
1,000,000		Credit Suisse First Boston, 5.731%, due 06/02/08	1,000,846
1,500,000		Credit Suisse First Boston, 5.900%, due 03/27/08	1,505,065
5,000,000		Credit Suisse, 4.820%, due 03/14/08	4,999,884
3,500,000	@@, #	Danske Bank A/S, 5.466%, due 08/19/08	3,499,760
8,250,000	@@	Deutsche Bank, 5.598%, due 06/19/08	8,251,504
1,000,000		General Electric Capital Corp., 5.460%, due 07/28/08	1,000,649
2,000,000		General Electric Capital Corp., 5.479%, due 12/31/07	1,988,771
5,000,000	I	Goldman Sachs Group, Inc., 5.121%, due 04/11/08	5,000,000
4,200,000	#	Goldman Sachs Group, Inc., 5.823%, due 09/12/08	4,200,421
2,900,000	@@, #	HBOS Treasury Services PLC, 5.198%, due 10/31/08	2,900,000
6,300,000	@@, #	HBOS Treasury Services PLC, 5.280%, due 06/24/08	6,300,000
1,500,000	@@, #	HBOS Treasury Services PLC, 5.580%, due 11/20/07	1,500,183
2,000,000		HSBC Finance Corp., 5.312%, due 01/15/08	1,996,162
2,857,000		HSBC Finance Corp., 5.368%, due 03/11/08	2,841,722
4,120,000		HSBC Finance Corp., 5.383%, due 02/15/08	4,126,284
3,155,000		HSBC Finance Corp., 5.388%, due 06/17/08	3,176,320
750,000		Lehman Brothers Holdings, Inc., 5.448%, due 08/07/08	738,101
2,725,000		Lehman Brothers Holdings, Inc., 5.859%, due 02/01/08	2,736,909
700,000		Lehman Brothers Holdings, Inc., 5.260%, due 04/02/08	699,750
1,800,000		Lehman Brothers Holdings, Inc., 5.536%, due 05/29/08	1,800,457
1,500,000	#	MBIA Global Funding, LLC, 4.815%, due 03/14/08	1,500,000
7,000,000	#	MBIA Global Funding, LLC, 4.850%, due 11/28/07	7,000,270
4,500,000	#	MBIA Global Funding, LLC, 4.870%, due 02/15/08	4,500,642
2,000,000	#	MBIA Global Funding, LLC, 5.186%, due 01/11/08	2,000,497
1,000,000		Merrill Lynch & Co., Inc., 5.021%, due 10/27/08	997,996

Principal Amount			Value
$1,661,000		Merrill Lynch & Co., Inc., 5.323%, due 04/21/08	$1,646,307
6,250,000		Merrill Lynch & Co., Inc., 5.340%, due 08/22/08	6,250,000
1,650,000		Merrill Lynch & Co., Inc., 5.400%, due 10/23/08	1,645,775
1,600,000		Merrill Lynch & Co., Inc., 5.485%, due 10/19/07	1,600,098
6,000,000		Morgan Stanley, 5.206%, due 09/03/08	6,003,554
2,000,000		Morgan Stanley, 5.390%, due 04/25/08	2,000,556
1,000,000		Morgan Stanley, 5.485%, due 11/09/07	1,000,151
2,253,000		Morgan Stanley, 5.485%, due 01/18/08	2,253,933
4,000,000		Morgan Stanley, 5.770%, due 03/07/08	4,001,334
3,500,000		Natixis SA, 4.810%, due 12/05/07	3,499,878
6,000,000		Royal Bank of Canada, 4.380%, due 01/22/08	5,999,123
2,000,000		Royal Bank of Canada, 4.805%, due 04/02/08	1,999,869
3,500,000	@@, #	Royal Bank of Scotland, 5.159%, due 08/20/08	3,500,767
3,000,000	@@, #	Royal Bank of Scotland, 5.238%, due 12/21/07	3,000,129
2,550,000	@@, #	Santander US Debt SA, 5.298%, due 09/19/08	2,546,107
9,000,000	@@, #	Santander US Debt SA, 5.370%, due 02/06/08	9,000,911
3,200,000		Suntrust Bank, 5.099%, due 10/29/07	3,199,922
1,000,000		Suntrust Bank, 5.152%, due 10/15/08	988,464
3,500,000		Suntrust Bank, 5.704%, due 06/12/08	3,499,307
700,000		Toyota Motor Credit Corp., 4.350%, due 03/17/08	699,742
1,000,000		Toyota Motor Credit Corp., 4.350%, due 03/24/08	999,610
2,000,000		Toyota Motor Credit Corp., 5.470%, due 10/12/07	1,999,950
8,000,000		Toyota Motor Credit Corp., 4.840%, due 06/16/08	8,001,331
3,500,000	@@, C	UBS AG, 5.437%, due 11/28/07	3,499,735
5,700,000		Washington Mutual Bank, 5.570%, due 11/16/07	5,700,291
8,500,000		Washington Mutual Bank, 5.390%, due 04/18/08	8,496,873
3,500,000	#	Wells Fargo & Co., 5.833%, due 09/12/08	3,501,553
2,100,000		Westpac Banking Corp., 5.785%, due 07/11/08	2,100,000

		Total Corporate Notes (Cost $240,560,072)	240,560,072

16

PORTFOLIO OF INVESTMENTS

BROKERAGE CASH RESERVES(1)	AS OF SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount		Value
REPURCHASE AGREEMENT: 4.2%
$16,259,000	Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $16,265,639 to be received upon repurchase (Collateralized by $16,361,000 various U.S. Government Agencies, 4.200% - 6.000%, market value plus accrued interest $16,584,866, due 11/26/07 -10/10/25).	$16,259,000

	Total Repurchase Agreement (Cost $16,259,000)	16,259,000

Total Investments in Securities
(Cost $388,969,105)*	99.7%	$388,969,105
Other Assets and Liabilities-Net	0.3	1,290,421

Net Assets	100.0%	$390,259,526

(1)	All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
ABS	Asset-Backed Securities
CDO	Collateralized Debt Obligations
@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
I	Illiquid security
*	Cost for federal income tax purposes is the same for financial statement purposes.

See Accompanying Notes to Financial Statements

17

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.

330 West 9th Street

Kansas City, Missouri 64105

Custodian

The Bank of New York Mellon Corporation

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRSAR-BCR            (0907-112107)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 4, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 4, 2007